Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tax-Free Bond Fund
Class Name	Fidelity® Tax-Free Bond Fund
Trading Symbol	FTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Tax-Free Bond Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 3,346,128,251
Holdings Count | shares	1,315
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,346,128,251
Number of Holdings	1,315
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 15.3 Health Care 14.5 Special Tax 11.8 Electric Utilities 8.6 Education 7.3 Others(Individually Less Than 5%) 7.5 98.1 AAA 5.5 AA 37.6 A 41.8 BBB 7.8 BB 1.3 B 0.4 CCC,CC,C 0.0 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.5 AA - 37.6 A - 41.8 BBB - 7.8 BB - 1.3 B - 0.4 CCC,CC,C - 0.0 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 11.3 New York 9.7 Texas 9.3 New Jersey 6.7 Pennsylvania 5.2
Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Trading Symbol	FSIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class Z
Trading Symbol	FASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class M
Trading Symbol	FASLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class I
Trading Symbol	FASUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class C
Trading Symbol	FASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Sustainable Intermediate Municipal Income Fund Class A
Trading Symbol	FASJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Intermediate Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 18,935,707
Holdings Count | shares	237
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$18,935,707
Number of Holdings	237
Portfolio Turnover	25%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.8 Health Care 12.9 Education 12.3 Housing 8.9 Electric Utilities 7.5 Water & Sewer 6.6 Special Tax 5.3 Others(Individually Less Than 5%) 7.7 99.0 AAA 12.9 AA 47.1 A 28.1 BBB 9.5 BB 1.1 Not Rated 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 12.9 AA - 47.1 A - 28.1 BBB - 9.5 BB - 1.1 Not Rated - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.1 California 9.2 Illinois 6.4 New York 5.9 Alabama 5.9
Fidelity Series Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Value Index Fund
Class Name	Fidelity® Series Large Cap Value Index Fund
Trading Symbol	FIOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Value Index Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Value Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,536,390,421
Holdings Count | shares	879
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,536,390,421
Number of Holdings	879
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.7 Industrials 13.5 Health Care 11.2 Information Technology 10.1 Consumer Staples 7.9 Consumer Discretionary 7.8 Communication Services 7.6 Energy 6.1 Utilities 4.6 Real Estate 4.2 Materials 4.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.9 Ireland 0.6 Canada 0.2 United Kingdom 0.2 Bailiwick Of Jersey 0.1 Bermuda 0.0 Mexico 0.0 Puerto Rico 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.9 Ireland - 0.6 Canada - 0.2 United Kingdom - 0.2 Bailiwick Of Jersey - 0.1 Bermuda - 0.0 Mexico - 0.0 Puerto Rico - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 3.2 JPMorgan Chase & Co 3.0 Amazon.com Inc 2.2 Exxon Mobil Corp 1.8 Johnson & Johnson 1.5 Alphabet Inc Class A 1.4 Walmart Inc 1.4 Procter & Gamble Co/The 1.3 Alphabet Inc Class C 1.2 Meta Platforms Inc Class A 1.1 18.1
Fidelity SAI Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Tax-Free Bond Fund
Class Name	Fidelity® SAI Tax-Free Bond Fund
Trading Symbol	FSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Tax-Free Bond Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Tax-Free Bond Fund	$ 12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 4,487,926,400
Holdings Count | shares	1,696
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,487,926,400
Number of Holdings	1,696
Portfolio Turnover	18%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.5 Health Care 14.6 Special Tax 10.6 Transportation 9.7 Electric Utilities 8.2 Education 5.9 Housing 5.4 Others(Individually Less Than 5%) 6.0 93.9 AAA 6.7 AA 43.5 A 34.1 BBB 6.7 BB 0.6 B 0.2 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 6.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 6.7 AA - 43.5 A - 34.1 BBB - 6.7 BB - 0.6 B - 0.2 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.0 New York 11.0 Illinois 8.5 New Jersey 5.9 Florida 4.9
Fidelity SAI Sustainable Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Municipal Income Fund
Class Name	Fidelity® SAI Sustainable Municipal Income Fund
Trading Symbol	FASWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Municipal Income Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 52,308,248
Holdings Count | shares	378
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$52,308,248
Number of Holdings	378
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 40.4 Health Care 15.1 Water & Sewer 12.7 Electric Utilities 11.7 Education 9.2 Special Tax 6.7 Others(Individually Less Than 5%) 6.3 102.1 AAA 11.5 AA 56.0 A 29.3 BBB 4.7 BB 0.4 Not Rated 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 11.5 AA - 56.0 A - 29.3 BBB - 4.7 BB - 0.4 Not Rated - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (2.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 9.3 Texas 8.9 Georgia 8.3 New York 7.1 Massachusetts 6.1
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
Trading Symbol	FASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 22,128,967
Holdings Count | shares	121
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$22,128,967
Number of Holdings	121
Portfolio Turnover	63%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.4 Electric Utilities 17.2 Health Care 14.5 Housing 12.0 Resource Recovery 10.5 Industrial Development 9.0 Synthetics 8.2 Others(Individually Less Than 5%) 8.7 98.5 AAA 8.3 AA 28.0 A 51.4 BBB 6.3 Not Rated 4.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.3 AA - 28.0 A - 51.4 BBB - 6.3 Not Rated - 4.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 10.3 Texas 10.2 Florida 8.1 Alabama 6.9 Georgia 6.6
Fidelity SAI Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Class Name	Fidelity® SAI Conservative Income Municipal Bond Fund
Trading Symbol	FSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Conservative Income Municipal Bond Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Conservative Income Municipal Bond Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,649,263,917
Holdings Count | shares	543
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,649,263,917
Number of Holdings	543
Portfolio Turnover	65%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 24.4 General Obligations 18.2 Industrial Development 10.3 Resource Recovery 9.7 Electric Utilities 8.5 Transportation 8.1 Housing 7.9 Health Care 7.2 Others(Individually Less Than 5%) 5.5 99.8 AAA 3.5 AA 32.5 A 38.9 BBB 14.6 Not Rated 10.3 Short-Term Investments and Net Other Assets (Liabilities) 0.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.5 AA - 32.5 A - 38.9 BBB - 14.6 Not Rated - 10.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 13.0 California 9.1 Florida 8.8 New York 8.8 Pennsylvania 6.2